Investor A C And Institutional [Member] Average Annual Total Returns - Investor A, C and Institutional	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Universal Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.04%	0.06%	1.73%
Morningstar LSTA US Leveraged Loan Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.95%	5.86%	5.15%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.34%	4.52%	4.18%
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.99%	2.15%	2.10%
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.09%	2.40%	2.25%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent	6.24%	4.25%	3.82%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.20%	5.30%	4.72%